Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding and warrant activity

		Exercise	Expiration	Warrants	Warrants	December 31,
	Classification	Price	Date	Issued	Exercised	2016
Warrants in connection with private equity placement	Liability	$2.50	6/28/2022	7,000,000	—	7,000,000
Warrants in connection with loan agreement	Equity	$2.45	12/28/2026	428,571	—	428,571
				7,428,571		7,428,571